CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preference shares, par value	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A common stock
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	5,073,822	3,817,120
Ordinary shares, shares outstanding	5,073,822	3,817,120
Ordinary shares, shares subject to possible redemption	17,926,178	19,182,880
Ordinary shares, redemption value per share	$ 10.00	$ 10.00
Class B common stock
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000